Organization and Operations	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations
1. Organization and Operations
The Company
Plus Therapeutics, Inc. is a clinical-stage pharmaceutical company focused on the development, manufacture and commercialization of complex and innovative treatments for patients battling cancer and other life-threatening diseases.
Certain Risks and Uncertainties
The Company’s prospects are subject to the risks and uncertainties frequently encountered by companies in the early stages of development and commercialization, especially those companies in rapidly evolving and technologically advanced industries such as the biotech/medical device field. The Company’s future viability largely depends on its ability to complete development of new products and receive regulatory approvals for those products. No assurance can be given that the Company’s new products will be successfully developed, regulatory approvals will be granted, or acceptance of these products will be achieved.
Going Concern
The Company incurred net losses of $13.3 million for the year ended December 31, 2023, and as of December 31, 2023, the Company had an accumulated deficit of $480.5 million and cash and cash equivalents of $8.6 million. Additionally, the Company used net cash of $12.9 million to fund its operating activities for the year ended December 31, 2023. The Company’s term loan has an outstanding principal of $0.8 million principal and a $3.2 million final payment fee due June 1, 2024 (Note 8). The Company expects that its research and development expenditures will increase in absolute dollars in 2024 and beyond. These factors raise substantial doubt about the Company’s ability to continue as a going concern.
As disclosed in more detail in Note 12, the Company has entered into various financing agreements and raised capital by issuing its common stock.
Based on the Company’s stockholders’ deficit of $1.3 million as of December 31, 2023, the Company does not meet the minimum stockholders’ equity requirement for continued listing on the Nasdaq Capital Market under Nasdaq Listing Rule 5550(b)(1). The Company expects to receive written notice from Nasdaq staff to that effect following the filing of the Annual Report on Form
10-K
in which these financial statements are included.
The Company continues to seek additional capital through strategic transactions and from other financing alternatives. Without additional capital, current working capital and cash generated from sales will not provide adequate funding to make debt repayments, for research, sales and marketing efforts and product development activities at their current levels. If sufficient capital is not raised, the Company will at a minimum need to significantly reduce or curtail its research and development and other operations, and this would negatively affect its ability to achieve corporate growth goals.
Should the Company fail to raise additional cash from outside sources, this would have a material adverse impact on its operations.
The accompanying financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.
Amendments to Certificate of Incorporation and Reverse Stock Split
At the Annual Meeting of Stockholders of the Company held on April 20, 2023 (the “Annual Meeting”), the stockholders of the Company approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to implement a reverse stock split of the Company’s common stock, par value $0.001 per share, with the ratio to be determined by the Board of Directors (the “Board”) of the Company, within a range of not less than
1-for-3
and not greater than
1-for-15
.
Subsequently, on April 21, 2023, the Board determined to fix the ratio for the reverse stock split at
1-for-15
,
without any change to its par value (the “Reverse Stock Split”).
On April 27, 2023, following stockholder and Board approval, the Company filed a Certificate of Amendment to its Charter (the “Amendment”), with the Secretary of State of the State of Delaware to effectuate the Reverse Stock Split. The Amendment became effective on May 1, 2023. Upon effectiveness of the Reverse Stock Split, the number of shares of the Company’s common stock (x) issued and outstanding decreased from approximately 37.4 million shares to approximately 2.5 million shares; (y) reserved for issuance upon exercise of outstanding warrants and options decreased from approximately 2.0 million shares to approximately 0.1 million shares, and (z) reserved but unallocated under the Company’s current equity incentive plans decreased from approximately 3.0 million common shares to approximately 0.2 million common shares. The Company’s common stock began trading on the NASDAQ Capital Market on a post-split basis on May 1, 2023. The Company’s 5,000,000 shares of authorized Preferred Stock were not affected by the Reverse Stock Split. No fractional shares were issued in connection with the Reverse Stock Split, and accordingly, the outstanding number of shares post Reverse Stock Split was adjusted down by approximately 1,310 (post-effect of Reverse Stock Split) shares. Proportional adjustments for the reverse stock split
were made to the Company’s outstanding stock options, warrants and equity incentive plans for all periods presented in the financial statements in this Form
10-K.
The Company’s financial statements, and all references thereto have been retroactively adjusted to reflect the reverse split unless specifically stated otherwise.